ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 100.1%
FINANCIALS 96.4%
Capital Markets 45.7%
Affiliated Managers Group (1)	38,000	4,051
AMVESCAP (GBP)	865,000	8,079
Bank of New York	592,000	21,336
Charles Schwab	550,000	9,466
Credit Suisse Group (CHF)	40,000	2,246
Goldman Sachs	63,000	9,888
John Nuveen	150,000	7,223
Lehman Brothers	62,000	8,961
Mellon Financial	502,400	17,885
Merrill Lynch	179,000	14,098
Morgan Stanley	346,000	21,736
Northern Trust	315,000	16,538
State Street	338,000	20,425
Stifel Financial (1)	300,000	13,101
UBS (CHF)	97,000	10,663
		185,696
Commercial Banks 20.7%
Aareal Bank (EUR) (1)	187,135	8,695
Anglo Irish Bank (EUR)	503,068	8,305
Banco Bilbao Vizcaya Argenta (EUR)	355,000	7,420
Barclays (GBP)	1,135,000	13,295
Boston Private Financial	147,000	4,967
Erste Bank der Oesterreich Sparkasse (EUR)	132,721	7,839
Fifth Third Bancorp	475,000	18,696
National City	205,000	7,155
Royal Bank of Scotland (GBP)	240,000	7,818
		84,190
Consumer Finance 1.8%
American Express	24,000	1,261
Capital One Financial	75,000	6,039
		7,300
Diversified Financial Services 8.4%
Citigroup	286,200	13,517
JP Morgan Chase	496,000	20,654
		34,171
Insurance 19.0%
American International Group	30,300	2,003
Aspen Insurance Holdings	320,000	7,891
Axis Capital Holdings	340,800	10,190
Berkshire Hathaway, Class A (1)	7	632
Genworth Financial, Class A	197,000	6,586
Hartford Financial Services	64,000	5,155
Lincoln National	185,000	10,099
Marsh & McLennan	628,000	18,438
Montpelier RE	405,000	6,601
XL Capital	146,600	9,399
		76,994
Real Estate 0.5%
CapitalSource, REIT	80,000	1,990
		1,990
Thrifts & Mortgage Finance 0.3%
Fannie Mae	11,800	607
Freddie Mac	9,500	579
		1,186
Total Financials		391,527
CONSUMER DISCRETIONARY 0.8%
Diversified Consumer Services 0.8%
H&R Block	150,000	3,247
Total Consumer Discretionary		3,247
INFORMATION TECHNOLOGY 2.9%
IT Services 2.9%
First Data	250,000	11,705
Total Information Technology		11,705
Total Common Stocks (Cost $338,049)		406,479
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Reserve Investment Fund, 4.71% (2)(3)	1,000	1
Total Short-Term Investments (Cost $1)		1
Total Investments in Securities
100.1% of Net Assets (Cost $338,050)		$ 406,480

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIAL SERVICES FUND
Unaudited	March 31, 2006
Notes to Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term growth of capital and a modest level of income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $338,050,000. Net unrealized gain aggregated $68,423,000 at period-end, of which $74,673,000 related to appreciated investments and $6,250,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $3,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $1,000 and $1,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006